Equity Investments in Subsidiaries, Associates and Joint Ventures	12 Months Ended
Dec. 31, 2022
Disclosure of subsidiaries [abstract]
Equity Investments in Subsidiaries, Associates and Joint Ventures

NOTE 15. EQUITY INVESTMENTS IN SUBSIDIARIES, ASSOCIATES AND JOINT VENTURES
15.1    Equity Investments in Subsidiaries
The interest and shareholding percentages in companies over which the Group exerts control, and which are consolidated by the Group, are detailed below:

	Direct and Indirect Shareholding		Equity Investment %
Company	12.31.22	12.31.21	12.31.22	12.31.21
Agri Tech Investments Argentina S.A.U.	199,937	—	100.00%	—%
Agri Tech Investments LLC	199,997,240	—	100.00%	—%
Banco de Galicia y Buenos Aires S.A.U.	668,549,353	668,549,353	100.00%	100.00%
Cobranzas Regionales S.A.	3,910,000	3,910,000	100.00%	100.00%
Galicia Asset Management S.A.U.	20,000	20,000	100.00%	100.00%
Galicia Broker Asesores de Seguros S.A.	71,308	71,309	99.99%	99.99%
Galicia Retiro Compañía de Seguros S.A.U.	27,727,278	27,727,278	100.00%	100.00%
Galicia Securities S.A.U.	95,392,000	95,392,000	100.00%	100.00%
Galicia Seguros S.A.U.	1,830,887	1,830,883	100.00%	100.00%
Galicia Warrants S.A.	1,000,000	1,000,000	100.00%	100.00%
IGAM LLC	3,503,311,179	1,054,629,498	100.00%	100.00%
INVIU S.A.U.	2,469,146	2,469,146	100.00%	100.00%
INVIU Uruguay Agente de Valores S.A.U.	40,000,000	40,000,000	100.00%	100.00%
Naranja Digital Compañía Financiera S.A.U.	1,712,567,500	1,012,567,500	100.00%	100.00%
Ondara S.A. (liquidated) (*)	—	25,776,101	—%	100.00%
Sudamericana Holding S.A.	185,653	185,653	100.00%	100.00%
Tarjeta Naranja S.A.U.	2,824	2,824	100.00%	100.00%
Tarjetas Regionales S.A.	1,756,704,458	1,756,704,458	100.00%	100.00%
Well Assistance S.A.U.	100,000	—	100.00%	—%
(*)    It was liquidated in November 2022. Prior to its liquidation, it was consolidated.
The following are the balances of subsidiaries, according to IFRS as of the indicated dates:

	12.31.22
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Agri Tech Investments Argentina S.A.U.	296,194	79,762	216,432	6,210
Agri Tech Investments LLC	216,499	—	216,499	6,216
Banco de Galicia y Buenos Aires S.A.U.	2,932,291,913	2,430,794,753	501,497,160	40,671,799
Cobranzas Regionales S.A.	4,046,562	820,996	3,225,566	(3,501,944)
Galicia Asset Management S.A.U.	7,297,059	2,642,498	4,654,561	6,124,754
Galicia Broker Asesores de Seguros S.A. (**)	387,673	163,688	223,985	59,036
Galicia Retiro Compañía de Seguros S.A.U. (**)	1,207,605	980,607	226,998	48,755
Galicia Securities S.A.U.	5,292,091	3,283,461	2,008,630	1,439,482
Galicia Seguros S.A.U. (**)	11,773,217	7,184,143	4,589,074	2,434,613
Galicia Warrants S.A.	1,887,739	626,158	1,261,581	86,921
IGAM LLC	2,545,068	492	2,544,576	(2,513,422)
INVIU S.A.U.	5,383,829	3,074,547	2,309,282	(2,408,315)
INVIU Uruguay Agente de Valores S.A.U.	4,247,005	4,157,659	89,346	(77,468)
Naranja Digital Compañía Financiera S.A.U.	32,306,077	28,807,683	3,498,394	(2,984,532)
Sudamericana Holding S.A. (**)	5,251,647	14,180	5,237,467	2,466,679
Tarjeta Naranja S.A.U.	413,816,982	338,178,934	75,638,048	9,427,840
Tarjetas Regionales S.A.	85,428,050	7,343	85,420,707	1,098,345
Well Assistance S.A.U.	100,000	—	100,000	—
____________________
(*)    Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2022.

	12.31.21
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss) (*)
Banco de Galicia y Buenos Aires S.A.U.	2,874,136,521	2,383,075,691	491,060,830	44,670,220
Cobranzas Regionales S.A.	8,727,298	5,926,086	2,801,212	(2,673,186)
Galicia Asset Management S.A.U.	5,442,730	1,825,639	3,617,091	4,154,718
Galicia Broker Asesores de Seguros S.A. (**)	167,273	59,241	108,032	104,035
Galicia Retiro Compañía de Seguros S.A.U. (**)	1,347,947	1,074,232	273,715	(50,636)
Galicia Securities S.A.U.	8,248,993	6,942,828	1,306,165	894,177
Galicia Seguros S.A.U. (**)	12,906,998	8,390,116	4,516,882	2,415,560
Galicia Warrants S.A.	1,987,896	612,623	1,375,273	25,191
IGAM LLC	1,315,372	561	1,314,811	(2,241,205)
INVIU S.A.U.	3,499,594	2,525,129	974,465	(1,812,578)
INVIU Uruguay Agente de Valores S.A.U.	148,481	8,236	140,245	(55,261)
Naranja Digital Compañía Financiera S.A.U.	2,562,621	176,077	2,386,544	(1,715,976)
Ondara S.A. (liquidated) (***)	66,489	27	66,462	(26,527)
Sudamericana Holding S.A. (**)	5,343,233	21,965	5,321,268	2,333,182
Tarjeta Naranja S.A.U.	377,420,013	301,058,664	76,361,349	17,704,408
Tarjetas Regionales S.A.	87,291,816	10,449	87,281,367	12,122,798
____________________
(*) Income attributable to the shareholders of the parent.
(**)    Net income for the twelve-month period ended December 31, 2021.
(***) It was liquidated in November 2022. Prior to its liquidation, it was consolidated.
Corporate Reorganization
On March 16, 2021, the Public Registry of Commerce registered the merger-spin-off between Grupo Financiero Galicia S.A. as the merging company for the spin-off equity from Dusner S.A., Fedler S.A. and its shareholders, as spin-off companies, jointly holders of 17% of the capital stock of Tarjetas Regionales S.A.; and the capital increase of Grupo Financiero Galicia S.A.
Consequently, Grupo Financiero Galicia S.A. now has control of 1,756,704,458 shares of Tarjetas Regionales S.A., which represent 100% of the capital stock and 100% of the votes.
On June 15, 2021, Grupo Financiero Galicia S.A. sold 10,000 shares of Tarjetas Regionales S.A., representing 0.000569%, to Galicia Securities S.A.U.
Ondara S.A. liquidation and final distribution
On April 13, 2022, the Ordinary and Extraordinary Shareholders' Meeting approved the early dissolution of the company and its subsequent liquidation, under the terms of the provisions of article 94, paragraph 1 of the General Law of Companies. By virtue of the net worth resulting from the Special Liquidation Financial Statements, the final distribution was made on the first day of November 2022.
Participation in other controlled companies
On May 20, 2022, the Board of Directors of the Company resolved the creation of the company Agri Tech Investments LLC, in the state of Delaware, United States of America in order to continue the company's business strategy of providing comprehensive financial services, in this case focused on agriculture. For this purpose, on August 16, 2022, Agri Tech Investments Argentina S.A.U. was created, located in the province of Mendoza, whose main purpose is to operate as a service agent, collection and payment management, and financing for agriculture related activities.
On November 7, 2022, Well Assistance S.A.U., a company controlled by Sudamericana Holding S.A., was incorporated, whose main purpose is to provide assistance services of all kinds and/or provide services related to personal or organizational well-being directly aimed at achieving a healthier, fuller and more balanced life, targeting the general public. On December 28, 2022, it was registered in the Public Registry of Commerce.
15.2    Equity Investments in Associates
Banco Galicia, together with other financial entities, has set up Play Digital S.A. a company whose purpose is to develop and market a payment solution linked to the bank accounts of the financial system users in order to significantly improve their payment experience. The board of directors of said company is made up of key personnel of Banco Galicia, therefore, having significant influence, the investment is measured by the equity method.

Company	Equity Investment %	Place of Business	12.31.22	12.31.21
Play Digital S.A.	13.61%	CABA	666,769	329,876
The movements of such investment are as follows:

Company	12.31.21	Contributions (1)	Purchase of shares	Profit Sharing in income (loss) for the Year	12.31.22
Play Digital S.A.	329,876	750,396	27,001	(440,504)	666,769
(1)Banco Galicia has made new contributions after the closing.

Company	12.31.20	Contributions	Sales of shares	Profit Sharing in income (loss) for the Year	12.31.21
Play Digital S.A.	262,098	407,369	(88,012)	(251,579)	329,876
The basic information regarding Grupo Financiero Galicia’s associates is detailed as follows:

	Profit Sharing in income (loss) for the Year (*)
Company	Assets	Liabilities	Shareholders’ Equity	Net Income (Loss)
Play Digital S.A.	4,321,080	446,741	3,874,339	(2,875,476)
(*) Balances according to financial statements as of September 30, 2022, restated in closing currency.
For more details see Schedule E.